Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Jubilee Limited and WPP 2005 Limited as subsidiary guarantors - Condensed Consolidating Income Statement (Detail) - GBP (£)
£ in Millions
	6 Months Ended				12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017		Dec. 31, 2017
Disclosure of condensed consolidating income statement information [line items]
Revenue	£ 7,492.7		£ 7,650.4	[1],[2]	£ 15,804.2	[1],[2]
Costs of services	(6,218.7)		(6,282.3)	[1],[2]	(12,629.0)	[1],[2]
Gross profit	1,274.0		1,368.1	[1]	3,175.2	[1]
General and administrative costs	(432.1)		(643.7)	[1],[2]	(1,267.0)	[1],[2]
Operating profit/(loss)	841.9		724.4	[1]	1,908.2	[1]
Share of results of associates	9.4		59.5	[1]	113.5	[1]
Profit before interest and taxation	851.3		783.9	[1]	2,021.7	[1]
Finance income	48.3		44.9	[1]	95.2	[1]
Finance costs	(134.2)		(133.5)	[1]	(269.8)	[1]
Revaluation of financial instruments	81.1		83.9	[1]	262.2	[1]
Profit/(loss) before taxation	846.5		779.2	[1]	2,109.3	[1]
Taxation	(141.0)		(145.5)	[1]	(197.0)	[1]
Profit for the period	705.5	£ 1,278.6	633.7	[1]	1,912.3	[1]
Attributable to:
Equity holders of the parent	672.4		596.1	[1]	1,816.6	[1]
Non-controlling interests	33.1		37.6	[1]	95.7	[1]
Profit for the year	705.5	£ 1,278.6	633.7	[1]	1,912.3	[1]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating income statement information [line items]
Revenue	7,492.7		7,650.4		15,804.2
Costs of services	(6,218.7)		(6,282.3)		(12,629.0)
Gross profit	1,274.0		1,368.1		3,175.2
General and administrative costs	(432.1)		(643.7)		(1,267.0)
Operating profit/(loss)	841.9		724.4		1,908.2
Share of results of associates	9.4		59.5		113.5
Profit before interest and taxation	851.3		783.9		2,021.7
Finance income	48.3		44.9		95.2
Finance costs	(134.2)		(133.5)		(269.8)
Revaluation of financial instruments	81.1		83.9		262.2
Profit/(loss) before taxation	846.5		779.2		2,109.3
Taxation	(141.0)		(145.5)		(197.0)
Profit for the period	705.5		633.7		1,912.3
Attributable to:
Equity holders of the parent	672.4		596.1		1,816.6
Non-controlling interests	33.1		37.6		95.7
Profit for the year	705.5		633.7		1,912.3
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP plc [member]
Disclosure of condensed consolidating income statement information [line items]
General and administrative costs	5.9		(1.7)		14.1
Operating profit/(loss)	5.9		(1.7)		14.1
Share of results of subsidiaries	724.6		644.3		1,901.2
Profit before interest and taxation	730.5		642.6		1,915.3
Finance costs	(58.4)		(47.1)		(99.3)
Revaluation of financial instruments	0.3		0.6		0.6
Profit/(loss) before taxation	672.4		596.1		1,816.6
Profit for the period	672.4		596.1		1,816.6
Attributable to:
Equity holders of the parent	672.4		596.1		1,816.6
Profit for the year	672.4		596.1		1,816.6
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Subsidiary Guarantors [member]
Disclosure of condensed consolidating income statement information [line items]
General and administrative costs	(128.7)		63.5		74.7
Operating profit/(loss)	(128.7)		63.5		74.7
Share of results of subsidiaries	957.6		671.4		2,016.5
Profit before interest and taxation	828.9		734.9		2,091.2
Finance income	12.5		12.1		24.5
Finance costs	(116.2)		(110.4)		(221.5)
Profit/(loss) before taxation	725.2		636.6		1,894.2
Taxation	(0.6)		7.7		7.0
Profit for the period	724.6		644.3		1,901.2
Attributable to:
Equity holders of the parent	724.6		644.3		1,901.2
Profit for the year	724.6		644.3		1,901.2
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP Finance 2010 [member]
Disclosure of condensed consolidating income statement information [line items]
Finance income	50.8		56.8		110.6
Finance costs	(48.9)		(52.9)		(103.4)
Revaluation of financial instruments	(13.6)		2.6		(5.4)
Profit/(loss) before taxation	(11.7)		6.5		1.8
Profit for the period	(11.7)		6.5		1.8
Attributable to:
Equity holders of the parent	(11.7)		6.5		1.8
Profit for the year	(11.7)		6.5		1.8
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Other Subsidiaries [member]
Disclosure of condensed consolidating income statement information [line items]
Revenue	7,492.7		7,650.4		15,804.2
Costs of services	(6,218.7)		(6,282.3)		(12,629.0)
Gross profit	1,274.0		1,368.1		3,175.2
General and administrative costs	(309.3)		(705.5)		(1,355.8)
Operating profit/(loss)	964.7		662.6		1,819.4
Share of results of associates	9.4		59.5		113.5
Profit before interest and taxation	974.1		722.1		1,932.9
Finance income	138.5		127.6		262.8
Finance costs	(64.2)		(74.7)		(148.3)
Revaluation of financial instruments	94.4		80.7		267.0
Profit/(loss) before taxation	1,142.8		855.7		2,314.4
Taxation	(140.4)		(153.2)		(204.0)
Profit for the period	1,002.4		702.5		2,110.4
Attributable to:
Equity holders of the parent	969.3		664.9		2,014.7
Non-controlling interests	33.1		37.6		95.7
Profit for the year	1,002.4		702.5		2,110.4
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Reclassifications/Eliminations [member]
Disclosure of condensed consolidating income statement information [line items]
Share of results of subsidiaries	(1,682.2)		(1,315.7)		(3,917.7)
Profit before interest and taxation	(1,682.2)		(1,315.7)		(3,917.7)
Finance income	(153.5)		(151.6)		(302.7)
Finance costs	153.5		151.6		302.7
Profit/(loss) before taxation	(1,682.2)		(1,315.7)		(3,917.7)
Profit for the period	(1,682.2)		(1,315.7)		(3,917.7)
Attributable to:
Equity holders of the parent	(1,682.2)		(1,315.7)		(3,917.7)
Profit for the year	£ (1,682.2)		£ (1,315.7)		£ (3,917.7)

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.